PROPERTY AND EQUIPMENT, NET - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 1,629,913	$ 755,007
Less: accumulated depreciation	(599,950)	(368,606)
Property, plant and equipment, net	1,029,963	386,401
Computers [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	883,249	522,108
Office Equipment, Furniture and Fittings [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	43,060	31,613
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	252,778	162,032
Transportation Assets [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	208,701	6,184
Warehouse Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	20,796	7,296
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	196,421	22,708
Building [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,956	2,093
Construction-in-Progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 22,952	$ 973